CONSOLIDATED STATEMENTS OF EARNINGS (LOSS) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Continuing Operations:
Revenues	$ 1,633.0	$ 987.1
Cost of sales	(1,083.1)	(863.0)
Gross profit (loss)	549.9	124.1
General and administrative expenses	(48.9)	(50.8)
Exploration expenses	(21.7)	(26.3)
Impairment reversal (charge), net	455.5	0.0
Other income (expenses)	9.2	(47.3)
Earnings (loss) from operations	944.0	(0.3)
Finance costs	(70.8)	(21.0)
Foreign exchange gain (loss)	(1.0)	(12.8)
Gain on sale of Bambouk assets	34.1	109.1
Interest income, derivatives and other investment gains (losses)	70.9	53.2
Earnings (loss) before income taxes	977.2	128.2
Income tax expense	(129.4)	(30.7)
Net earnings (loss) from continuing operations	847.8	97.5
Net earnings (loss) from discontinued operations, net of income taxes	0.0	6.3
Net earnings (loss)	847.8	103.8
Net earnings (loss) from continuing operations attributable to:
Equity holders	819.6	88.7
Non-controlling interests	28.2	8.8
Net earnings (loss) from continuing operations	847.8	97.5
Net earnings (loss) attributable to:
Equity holders	819.6	94.3
Non-controlling interests	28.2	9.5
Net earnings (loss)	$ 847.8	$ 103.8
Weighted average number of common shares outstanding attributable to equity holders
Basic (in shares)	539.8	480.6
Diluted (in shares)	545.9	484.6
Earnings (loss) per share from continuing operations ($ per share)
Basic (in dollars per share)	$ 1.52	$ 0.18
Diluted (in dollars per share)	1.50	0.18
Earnings (loss) per share from discontinued operations ($ per share)
Basic (in dollars per share)	0	0.01
Diluted (in dollars per share)	0	0.01
Basic earnings (loss) per share (in dollars per share)	1.52	0.19
Diluted earnings (loss) per share (in dollars per share)	$ 1.50	$ 0.19